RELATED PARTY TRANSACTIONS - Summary of Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party receivables	$ 11,676	$ 13,255
Related party payables	36,250	19,853
SFL
Related Party Transaction [Line Items]
Related party receivables	3,886	4,835
Related party payables	6,878	8,978
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party receivables	1,546	3,578
Related party payables	2,226	3,147
Archer Limited
Related Party Transaction [Line Items]
Related party receivables	30	88
Golden Ocean
Related Party Transaction [Line Items]
Related party receivables	3,376	2,336
Related party payables	6,016	2,040
Seadrill Limited
Related Party Transaction [Line Items]
Related party receivables	625	25
Alta Trading UK Limited
Related Party Transaction [Line Items]
Related party receivables	280	1,263
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party receivables	425	366
Related party payables	191	143
TFG Marine
Related Party Transaction [Line Items]
Related party receivables	199	16
Related party payables	20,605	5,369
Avance Gas
Related Party Transaction [Line Items]
Related party receivables	737	540
Related party payables	334	176
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party receivables	402	0
Other related parties
Related Party Transaction [Line Items]
Related party receivables	$ 170	$ 208